Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	BASIC MATERIALS — 1.4%
7,900	Dow, Inc.	$423,440
	COMMUNICATIONS — 14.4%
70,500	AT&T, Inc.	1,247,145
20,000	Cisco Systems, Inc.	1,003,600
27,700	Comcast Corp. - Class A	1,289,158
29,100	Corning, Inc.	945,459
		4,485,362
	CONSUMER, CYCLICAL — 2.9%
2,550	Home Depot, Inc.	900,048
	CONSUMER, NON-CYCLICAL — 26.9%
7,100	AbbVie, Inc.	1,167,240
23,985	Altria Group, Inc.	962,278
18,300	Bristol-Myers Squibb Co.	894,321
14,350	CVS Health Corp.	1,067,210
15,150	Gilead Sciences, Inc.	1,185,639
6,339	Johnson & Johnson	1,007,267
27,825	Kenvue, Inc.	577,647
9,000	Medtronic PLC[1]	787,860
12,800	Tyson Foods, Inc. - Class A	700,928
		8,350,390
	ENERGY — 11.7%
8,055	Chevron Corp.	1,187,549
37,000	Enbridge, Inc.[1]	1,313,500
7,750	Phillips 66	1,118,402
		3,619,451
	FINANCIAL — 15.6%
1,335	BlackRock, Inc.	1,033,704
5,950	Capital One Financial Corp.	805,154
7,650	JPMorgan Chase & Co.	1,333,854
7,150	M&T Bank Corp.	987,415
3,300	Travelers Cos., Inc.	697,488
		4,857,615
	INDUSTRIAL — 11.7%
9,300	CRH PLC[1]	667,368
10,400	Emerson Electric Co.	953,992
2,165	Lockheed Martin Corp.	929,673
7,700	United Parcel Service, Inc. - Class B	1,092,630
		3,643,663

Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 8.5%
930	Broadcom, Inc.	$1,097,400
8,340	International Business Machines Corp.	1,531,724
		2,629,124
	UTILITIES — 5.4%
17,000	Evergy, Inc.	863,090
11,590	Sempra	829,380
		1,692,470
	Total Common Stocks
	(Cost $22,600,093)	30,601,563
	SHORT-TERM INVESTMENTS — 0.4%
115,857	Fidelity Investments Money Market Treasury Portfolio - Institutional, 5.123%[2]	115,857
	Total Short-Term Investments
	(Cost $115,857)	115,857
	TOTAL INVESTMENTS — 98.9%
	(Cost $22,715,950)	30,717,420
	Other Assets in Excess of Liabilities — 1.1%	346,075
	TOTAL NET ASSETS — 100.0%	$31,063,495

PLC – Public Limited Company

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.